Share-Based Compensation	12 Months Ended
Dec. 31, 2013
Share-Based Compensation [Abstract]
Share-Based Compensation

Note 14—Share-based Compensation

The company has two share-based compensation plans. The 2003 Stock Incentive Plan was for directors, officers and employees of First Bankshares. Of the 137,500 shares of common stock available for granting stock options under this plan, 94,493 options were granted to First Bankshares directors and key employees under the plan and were fully vested. These stock options remained outstanding following the merger and are exercisable for shares of the company’s common stock. Of these options, 20,680 and 53,846 remain outstanding at December 31, 2013 and 2012, respectively. The company does not intend to grant any additional awards under this plan.

The 2012 Xenith Bankshares, Inc. Stock Incentive Plan (the “2012 Plan”), which amended and restated the Amended and Restated Xenith Bankshares, Inc. 2009 Stock Incentive Plan (the “2009 Plan”), was approved by the company’s shareholders in May 2012. The 2012 Plan covers all of the formerly awarded options under the 2009 Plan as well as any awards made since May 2012. Under the 2012 Plan, the company may grant options to purchase common stock, restricted stock, and restricted stock units to the company’s directors, officers and employees. As of December 31, 2013, there were 1,002,259 shares of the company’s common stock available for grant under the 2012 Plan.

Restricted stock and units awarded under the 2012 Plan generally vests over one or three years. Stock options awarded under the 2012 Plan generally vest over three years and expire ten years from the date of grant. The options are granted at a price equal to fair market value at the date of grant.

The following table summarizes stock option activity for the periods stated:

		Weighted		Weighted
	Number of	Average	Options	Average
	Stock Options	Exercise Price	Exercisable	Exercise Price
Balance at December 31, 2011	484,307	$8.27	221,593	$9.98
Granted	351,100	4.17
Exercised	-	-
Forfeited/expired	(9,301)	7.72
Balance at December 31, 2012	826,106	6.53	365,781	$9.51
Granted	1,000	5.72
Exercised	-	-
Forfeited/expired	(47,516)	6.95
Balance at December 31, 2013	779,590	$6.51	499,564	$7.84

A summary of stock options outstanding and exercisable as of December 31, 2013 is as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Total Aggregate Intrinsic Value	Number Exercisable	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Total Aggregate Intrinsic Value
3.52 - 3.90	135,500	8.04	$3.61	$309,140	64,822	8.00	$3.60	$148,531
4.01 - 4.64	359,600	8.32	4.31	569,829	151,919	8.11	4.34	236,129
5.24 - 5.95	30,000	6.76	5.90	1,470	28,333	6.64	5.92	866
8.36 - 11.49	254,490	5.56	11.24	-	254,490	5.56	11.24	-
	779,590	8.32	$6.51	$880,439	499,564	6.71	$7.84	$385,526

The fair value of each stock option was estimated on the date of grant using the Black-Scholes option valuation model. Expected volatilities are based on implied volatility of the company’s stock. The company estimates option exercises and forfeitures within the valuation model. All options are expected to vest. Changes in the fair value of options (in the event of an award modification) are reflected as an adjustment to compensation expense in the period in which the change occurs. The risk-free rate for the period within the expected life of the option is based on the U.S. Treasury yield curve in effect at the time of the grant. The following table presents the assumptions for the periods stated:

	2013	2012
Expected life in years	6.0	6.0
Expected volatility	50.0%	50.0%
Risk-free interest rate	1.63%	0.83 - 1.40%
Weighted average interest rate	1.63%	1.07%

The following table summarizes non-vested stock option activity for the periods stated:

		Weighted
		Average
		Grant-Date
	Stock Options	Fair Value
Balance at December 31, 2011	262,714
Granted	351,100	1.93
Vested	150,984	1.51
Forfeited/expired	(2,505)	1.93
Balance at December 31, 2012	460,325	1.92
Granted	1,000	2.78
Vested	174,632	2.03
Forfeited/expired	(6,667)	1.70
Balance at December 31, 2013	280,026	1.95

The following table summarizes non-vested restricted stock activity, including restricted stock units, for the year ended December 31, 2013:

		Weighted
		Average
		Grant-Date
	Shares	Fair Value
Balance at December 31, 2012	-
Granted	91,153	5.78
Vested	24,071	5.73
Forfeited/expired	(2,878)	5.79
Balance at December 31, 2013	64,204	5.80

Total share-based compensation expense for the years ended December 31, 2013 and 2012 was $629 thousand and $301 thousand, respectively. As of December 31, 2013, total unrecognized compensation cost related to non-vested awards was $624 thousand, expected to be recognized over a weighted-average period of 1.56 years.